AST BOND PORTFOLIO 2031
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Long-Term Investment — 95.7%
Affiliated Mutual Fund
Fixed Income
AST Target Maturity Central Portfolio*	7,112,296	$76,101,563
(cost $70,969,068)

Short-Term Investment — 2.7%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $2,108,361)	2,108,361	2,108,361

TOTAL INVESTMENTS—98.4% (cost $73,077,429)(wa)		78,209,924

Other assets in excess of liabilities(z) — 1.6%		1,302,217

Net Assets — 100.0%		$79,512,141

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
817	10 Year U.S. Treasury Notes	Dec. 2024	$93,367,781	$20,409
23	10 Year U.S. Ultra Treasury Notes	Dec. 2024	2,720,828	(2,514)
				17,895
Short Positions:
89	2 Year U.S. Treasury Notes	Dec. 2024	18,533,555	(42,510)
440	5 Year U.S. Treasury Notes	Dec. 2024	48,348,436	(30,493)
87	20 Year U.S. Treasury Bonds	Dec. 2024	10,804,313	48,530
50	30 Year U.S. Ultra Treasury Bonds	Dec. 2024	6,654,688	87,166
				62,693
				$80,588
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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